Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (4,779,858)	$ 93,544
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expenses	276,391	128,356
Writing off accounts receivable	1,286,280
Reversal of provision of doubtful accounts	(72,605)
Loss from disposal of property and equipment	1,466,469
Amortization of right of use assets	259,883	183,132
Recognition of share-based compensation expenses	62,409	85,703
Deferred tax expenses (benefits)	(378,162)	(29,296)
Equity investment loss	(74)	61,774
Changes in fair value of short-term investments	(592,141)	234,652
Changes in operating assets and liabilities:
Accounts receivable	2,007,725	(942,164)
Prepayments	(151,410)	(813,023)
Prepayments – related party	114,372
Inventories	(349,138)
Other current assets	(613,086)	79,119
Accounts payable	(133,425)	(13,515)
Advances from customers	9,440	20,991
Income tax payable	(78,043)	235,956
Accrued expenses and other liabilities	35,179	(30,266)
Lease liabilities	(222,909)	(91,584)
Net Cash Used in Operating Activities	(1,853,153)	(796,621)
Cash Flows from Investing Activities:
Purchases of property and equipment	(12,269)	(25,291)
Purchases of intangible assets		(15,434)
Prepayments for a long-term investment		(617,370)
Loans to third parties	(288,671)	(971,712)
Repayment of loans from third parties	1,840,000	1,165,041
Due from affiliates	225,163	(2,233,335)
Investments in short-term investments	(522,920)	(996,638)
Proceeds from redemption of short-term investments	697,379	533,747
Net Cash Provided by (Used in) Investing Activities	1,938,682	(3,160,992)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with a shelf offering		1,850,474
Net Cash Provided by Financing Activities		1,850,474
Effect of exchange rate changes on cash and cash equivalents	(319,161)	(326,486)
Net decrease in cash and cash equivalents	(233,632)	(2,433,625)
Cash and cash equivalents at beginning of period	11,520,453	13,914,982
Cash and cash equivalents at end of period	11,286,821	11,481,357
Supplemental Cash Flow Information
Cash paid for income tax	78,043	78,034
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	16,436	1,771,361
Addition of property and equipment from deposit and prepayment for properties	238,406
Net off deferred tax assets with income tax payable	$ 2,067,833